Lease liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at Opening	$ 33,799	$ 23,845
Remeasurement / new contracts	9,717	14,370
Payment of principal and interest (*)	(7,841)	(6,272)
Interest expenses	2,294	1,809
Foreign exchange gains and losses	7,702	(1,858)
Translation adjustment	(8,561)	2,003
Transfers	39	(98)
Balance at Ending	37,149	33,799
Lease liability, current	8,542	7,200
Lease liability, non current	28,607	26,599
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	6,792	6,020
Remeasurement / new contracts	1,589	2,276
Payment of principal and interest (*)	(2,649)	(2,273)
Interest expenses	529	519
Foreign exchange gains and losses	716	(223)
Translation adjustment	(1,493)	472
Transfers		1
Balance at Ending	5,484	6,792
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	27,007	17,825
Remeasurement / new contracts	8,128	12,094
Payment of principal and interest (*)	(5,192)	(3,999)
Interest expenses	1,765	1,290
Foreign exchange gains and losses	6,986	(1,635)
Translation adjustment	(7,068)	1,531
Transfers	39	(99)
Balance at Ending	$ 31,665	$ 27,007